Consolidated statements of changes in shareholders' equity (deficit) - CAD ($)	Issued Capital [Member] Ipo [Member]	Issued Capital [Member]	Capital Stock to be issued	Reserve Of Share based Payments [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Ipo [Member]	Total
Shareholders' equity beginning at Aug. 31, 2019		$ 525	$ 37,500		$ (170,327)			$ (132,302)
Shareholders' equity beginning (in shares) at Aug. 31, 2019		3,275,555
Net and comprehensive loss					(2,275,532)			(2,275,532)
Net of transactions cost		$ 2,497,288	$ 37,500					2,459,788
Net of transactions costs (in shares)		1,309,446
Share-based compensation				$ 739,961				739,961
Shareholders' equity ending at Aug. 31, 2020		$ 2,497,813		739,961	(2,445,859)			791,915
Shareholders' equity ending (in shares) at Aug. 31, 2020		4,585,001
Net and comprehensive loss					(15,113,907)	$ 388,566		(14,725,341)
Net of transactions cost	$ 33,158,513	$ 2,231,999					$ 33,158,513	2,231,999
Net of transactions costs (in shares)	2,760,000	595,715
Conversion of related party loans into shares		$ 898,489						898,489
Conversion of related party loans into shares (in shares)		69,650
Shares issued as consideration for the acquisition of intangible assets		$ 573,936						573,936
Shares issued as consideration for the acquisition of intangible assets (in shares)		30,000
Shares issued as consideration in a business combination		$ 3,474,232						3,474,232
Shares issued as consideration in a business combination (in shares)		284,495
Share-based compensation				7,121,444				7,121,444
Shareholders' equity ending at Aug. 31, 2021		$ 42,834,982		7,861,405	(17,559,766)	388,566		33,525,187
Shareholders' equity ending (in shares) at Aug. 31, 2021		8,324,861
Net and comprehensive loss					(9,065,927)	3,782		(9,062,145)
Net of transactions cost		$ 442,556						442,556
Net of transactions costs (in shares)		65,720
Share-based compensation				2,545,720				2,545,720
Shareholders' equity ending at May. 31, 2022		$ 43,277,538		10,407,125	(26,625,693)	392,348		27,451,318
Shareholders' equity ending (in shares) at May. 31, 2022		8,390,581
Shareholders' equity beginning at Aug. 31, 2021		$ 42,834,982		7,861,405	(17,559,766)	388,566		33,525,187
Shareholders' equity beginning (in shares) at Aug. 31, 2021		8,324,861
Net and comprehensive loss					(13,111,785)	309,105		(12,802,680)
Net of transactions cost		$ 606,609						606,609
Net of transactions costs (in shares)		93,062
Share-based compensation				2,699,481				2,699,481
Shareholders' equity ending at Aug. 31, 2022		$ 43,441,591		10,560,886	(30,671,552)	697,671		24,028,596
Shareholders' equity ending (in shares) at Aug. 31, 2022		8,417,923
Net and comprehensive loss					(16,582,939)	395,415		(16,187,524)
Net of transactions cost		$ 3,378,594						3,378,594
Net of transactions costs (in shares)		1,509,005
Share-based compensation				1,052,090				1,052,090
Shareholders' equity ending at May. 31, 2023		$ 46,851,134		$ 11,600,738	$ (47,254,491)	$ 1,093,086		$ 12,290,467
Shareholders' equity ending (in shares) at May. 31, 2023		9,931,985